Inventory (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Inventory Disclosure [Abstract]
Schedule of Inventory

Inventory consists of the following:

(in thousands)	March 31, 2023	June 30, 2022
Bulk wine, spirits and cider	$99,718	$89,038
Bottled wine, spirits and cider	78,650	85,905
Bottling and packaging supplies	19,448	16,328
Nonwine inventory	1,452	831
Total inventories	$199,268	$192,102

Inventory consists of the following:

(in thousands)	June 30, 2022	June 30, 2021
Bulk wine, spirits and cider	$89,038	$119,333
Bottled wine, spirits and cider	85,905	90,083
Bottling and packaging supplies	16,328	10,482
Nonwine inventory	831	1,247
Total inventories	$192,102	$221,145

Inventory consists of the following at June 30, 2021 and June 30, 2020:

	June 30,
(in thousands)	2021	2020
Bulk wine and spirits	$119,333	$124,944
Bottled wine and spirits	90,083	68,684
Bottling and packaging supplies	10,482	11,798
Nonwine inventory	1,247	1,032
Total inventories	$221,145	$206,458